SHARE CAPITAL - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares	Apr. 07, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price C$ (in dollars per share)	$ 2.30	$ 2.21	$ 2.19	$ 2.15
Weighted average remaining life in years	3 years 3 days
Options # (in shares) | shares	5,998,738
Weighted average exercise price C$ (in dollars per share)	$ 2.17
Weighted average remaining life in years	2 years 7 months 17 days
Exercise Price, Range 1
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price C$ (in dollars per share)	$ 1.38
Weighted average remaining life in years	1 year 11 months 26 days
Options # (in shares) | shares	2,280,800
Weighted average exercise price C$ (in dollars per share)	$ 1.29
Weighted average remaining life in years	1 year 8 months 26 days
Exercise Price, Range 2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price C$ (in dollars per share)	$ 2.60
Weighted average remaining life in years	3 years 10 months 24 days
Options # (in shares) | shares	1,017,774
Weighted average exercise price C$ (in dollars per share)	$ 2.58
Weighted average remaining life in years	3 years 7 months 17 days
Exercise Price, Range 3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price C$ (in dollars per share)	$ 2.81
Weighted average remaining life in years	3 years 1 month 20 days
Options # (in shares) | shares	2,700,164
Weighted average exercise price C$ (in dollars per share)	$ 2.76
Weighted average remaining life in years	3 years 7 days
Minimum | Exercise Price, Range 1
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price CAD (in dollars per share)	$ 1.18
Minimum | Exercise Price, Range 2
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price CAD (in dollars per share)	2.45
Minimum | Exercise Price, Range 3
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price CAD (in dollars per share)	2.65
Maximum | Exercise Price, Range 1
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price CAD (in dollars per share)	2.44
Maximum | Exercise Price, Range 2
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price CAD (in dollars per share)	2.64
Maximum | Exercise Price, Range 3
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise price CAD (in dollars per share)	$ 3.67